Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Note 6 - Related party transactions In the normal course of business we utilize the services of stockholders who perform work for us at normal business rates.